Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$ 48,956	$ 26,464
State net operating loss carryforwards	12,477	6,542
Tax credits	8,736	4,059
Stock based compensation	233	89
Capitalized research and development expenses	3,649	4,398
Accruals and other	1,482	763
Total deferred tax assets	75,533	42,315
Valuation allowance	(74,340)	(39,965)
Total deferred tax assets	1,193	2,350
Deferred tax liabilities:
Depreciation and amortization	(1,193)	(2,350)
Total deferred tax liabilities	(1,193)	(2,350)
Total net deferred tax assets (liability)	$ 0	$ 0